Operating Revenues - Disaggregation of Revenue (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Disclosure of disaggregation of revenue from contracts with customers [line items]
Operating revenue	$ 310,641	$ 349,846	$ 382,826
Sales of hardware and related revenue
Disclosure of disaggregation of revenue from contracts with customers [line items]
Operating revenue	148,637	194,018	241,428
Battery swapping service revenue
Disclosure of disaggregation of revenue from contracts with customers [line items]
Operating revenue	137,891	131,785	121,660
Leasing service revenue
Disclosure of disaggregation of revenue from contracts with customers [line items]
Operating revenue	13,588	13,253	10,653
Other revenue
Disclosure of disaggregation of revenue from contracts with customers [line items]
Operating revenue	$ 10,525	$ 10,790	$ 9,085